UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
Consumer Discretionary — 19.9%
	Distributors — 0.9%
1,062	Genuine Parts Co.	66,629

	Hotels, Restaurants & Leisure — 3.1%
1,304	Darden Restaurants, Inc.	66,715
2,780	Marriott International, Inc., Class A	105,222
870	Yum! Brands, Inc.	61,918

		233,855

	Household Durables — 1.4%
1,207	Jarden Corp.	48,568
813	Mohawk Industries, Inc. (a)	54,102

		102,670

	Internet & Catalog Retail — 1.2%
1,772	Expedia, Inc.	59,243
812	TripAdvisor, Inc. (a)	28,948

		88,191

	Media — 3.6%
334	AMC Networks, Inc., Class A (a)	14,887
1,284	Cablevision Systems Corp., Class A	18,853
2,499	CBS Corp. (Non-Voting), Class B	84,745
2,328	Clear Channel Outdoor Holdings, Inc., Class A (a)	18,579
2,340	DISH Network Corp., Class A	77,048
2,598	Gannett Co., Inc.	39,829
40	Washington Post Co. (The), Class B (c)	15,044

		268,985

	Multiline Retail — 2.3%
1,261	Family Dollar Stores, Inc.	79,782
1,856	Kohl’s Corp.	92,840

		172,622

	Specialty Retail — 6.4%
228	AutoZone, Inc. (a)	84,725
875	Bed Bath & Beyond, Inc. (a)	57,526
2,636	Gap, Inc. (The)	68,894
819	PetSmart, Inc.	46,841
701	Tiffany & Co.	48,433
2,783	TJX Cos., Inc.	110,523
1,776	Williams-Sonoma, Inc.	66,557

		483,499

	Textiles, Apparel & Luxury Goods — 1.0%
850	PVH Corp.	75,888

	Total Consumer Discretionary	1,492,339

Consumer Staples — 5.8%

	Beverages — 2.3%
1,489	Beam, Inc.	87,213
496	Brown-Forman Corp., Class B	41,385
1,057	Dr. Pepper Snapple Group, Inc.	42,497

		171,095

	Food Products — 2.8%
999	Hershey Co. (The)	61,279
787	JM Smucker Co. (The)	64,015
1,102	Ralcorp Holdings, Inc. (a)	81,634

		206,928

	Household Products — 0.7%
744	Energizer Holdings, Inc. (a)	55,203

	Total Consumer Staples	433,226

Energy — 5.5%

	Oil, Gas & Consumable Fuels — 5.5%
1,327	Devon Energy Corp.	94,344
2,403	Energen Corp.	118,110
1,236	EQT Corp.	59,591
1,063	Newfield Exploration Co. (a)	36,869
3,208	Williams Cos., Inc. (The)	98,845

	Total Energy	407,759

Financials — 25.2%

	Capital Markets — 5.7%
2,096	Ameriprise Financial, Inc.	119,739
5,833	Charles Schwab Corp. (The)	83,816
3,180	Invesco Ltd.	84,809
1,097	Northern Trust Corp.	52,057
1,292	T. Rowe Price Group, Inc.	84,353

		424,774

	Commercial Banks — 5.5%
1,235	City National Corp.	64,811
804	Cullen/Frost Bankers, Inc.	46,807
5,364	Fifth Third Bancorp	75,359
4,927	Huntington Bancshares, Inc.	31,782
1,020	M&T Bank Corp.	88,608
3,250	SunTrust Banks, Inc.	78,545
1,140	Zions Bancorp	24,454

		410,366

	Insurance — 9.6%
283	Alleghany Corp. (a)	93,183
675	Arch Capital Group Ltd., (Bermuda) (a)	25,122
970	Chubb Corp. (The)	67,004
3,371	Loews Corp.	134,390

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
3,403	Marsh & McLennan Cos., Inc.	111,583
4,884	Old Republic International Corp.	51,531
2,085	OneBeacon Insurance Group Ltd., Class A	32,130
573	Torchmark Corp.	28,552
2,689	W.R. Berkley Corp.	97,134
3,619	XL Group plc, (Ireland)	78,486

		719,115

	Real Estate Investment Trusts (REITs) — 2.5%
1,380	HCP, Inc.	54,460
1,531	Regency Centers Corp.	68,084
798	Vornado Realty Trust	67,185

		189,729

	Real Estate Management & Development — 0.8%
3,457	Brookfield Office Properties, Inc.	60,325

	Thrifts & Mortgage Finance — 1.1%
2,021	Capitol Federal Financial, Inc.	23,975
4,367	People’s United Financial, Inc.	57,817

		81,792

	Total Financials	1,886,101

Health Care — 5.7%

	Health Care Equipment & Supplies — 0.7%
707	Becton, Dickinson & Co.	54,891

	Health Care Providers & Services — 5.0%
1,894	AmerisourceBergen Corp.	75,172
1,586	Cigna Corp.	78,105
798	Coventry Health Care, Inc.	28,388
1,302	HCA Holdings, Inc.	32,207
724	Humana, Inc.	66,995
3,466	Lincare Holdings, Inc.	89,694

		370,561

	Total Health Care	425,452

Industrials — 8.9%

	Aerospace & Defense — 0.5%
808	Alliant Techsystems, Inc.	40,515

	Building Products — 0.7%
2,179	Fortune Brands Home & Security, Inc. (a)	48,080

	Commercial Services & Supplies — 1.9%
4,731	Republic Services, Inc.	144,590

	Electrical Equipment — 3.1%
1,610	AMETEK, Inc.	78,122
1,273	Cooper Industries plc	81,401
1,077	Regal-Beloit Corp.	70,624

		230,147

	Industrial Conglomerates — 1.0%
1,540	Carlisle Cos., Inc.	76,875

	Machinery — 1.3%
959	Rexnord Corp. (a)	20,230
1,291	Snap-on, Inc.	78,723

		98,953

	Professional Services — 0.4%
687	Equifax, Inc.	30,411

	Total Industrials	669,571

Information Technology — 6.6%

	Electronic Equipment, Instruments & Components — 3.0%
1,723	Amphenol Corp., Class A	102,954
1,886	Arrow Electronics, Inc. (a)	79,155
1,029	TE Connectivity Ltd., (Switzerland)	37,816

		219,925

	IT Services — 1.1%
2,495	Jack Henry & Associates, Inc.	85,132

	Semiconductors & Semiconductor Equipment — 1.5%
2,151	Analog Devices, Inc.	86,881
719	Xilinx, Inc.	26,210

		113,091

	Software — 1.0%
2,522	Synopsys, Inc. (a)	77,318

	Total Information Technology	495,466

Materials — 7.6%

	Chemicals — 4.1%
632	Airgas, Inc.	56,184
1,290	Albemarle Corp.	82,464
800	Sherwin-Williams Co. (The)	86,933
1,079	Sigma-Aldrich Corp.	78,867

		304,448

	Containers & Packaging — 3.5%
2,843	Ball Corp.	121,909
964	Rock-Tenn Co., Class A	65,133
1,750	Silgan Holdings, Inc.	77,335

		264,377

	Total Materials	568,825

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Telecommunication Services — 0.5%

	Wireless Telecommunication Services — 0.5%
1,685	Telephone & Data Systems, Inc.	39,003

Utilities — 11.0%

	Electric Utilities — 2.9%
1,007	Northeast Utilities	37,368
5,351	NV Energy, Inc.	86,258
3,236	Westar Energy, Inc.	90,386

		214,012

	Gas Utilities — 0.7%
653	ONEOK, Inc.	53,348

	Multi-Utilities — 7.4%
1,979	CenterPoint Energy, Inc.	39,018
5,113	CMS Energy Corp.	112,488
1,553	NSTAR	75,501
1,303	PG&E Corp.	56,552
1,468	Sempra Energy	87,994
2,438	Wisconsin Energy Corp.	85,774
3,727	Xcel Energy, Inc.	98,651

		555,978

	Total Utilities	823,338

	Total Common Stocks (Cost $5,431,796)	7,241,080

Short-Term Investment — 3.7%

	Investment Company — 3.7%
273,483	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $273,483)	273,483

Investment of Cash Collateral for Securities on Loan — 0.0% (g)

	Investment Company — 0.0% (g)
3,735	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $3,735)	3,735

	Total Investments — 100.4% (Cost $5,709,014)	7,518,298
	Liabilities in Excess of Other Assets — (0.4)%	(30,439)

	NET ASSETS — 100.0%	$7,487,859

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,890,587
Aggregate gross unrealized depreciation	(81,303)

Net unrealized appreciation/depreciation	$1,809,284

Federal income tax cost of investments	$5,709,014

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,518,298	$—	$—	$7,518,298

(a) All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There	were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2012